Leases (Details Narrative) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ILS (₪)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease agreement, description			These leases generally have terms which range from 1 year to 6 years, and often include one or more options to renew. These renewal terms can extend the lease term from 1 year to 6 years, and are included in the lease term when it is reasonably certain that the Company will exercise the option
Lease right of use asset			$ 776	$ 659	$ 911
Operating lease liability current			138	177	129
Operating lease liability non-current			$ 473	$ 368	$ 579
Operating lease discount rate			8.69%
Improvements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease accumulated amortization			$ 164
Office Space Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease agreement, description	The lease term is for	The lease term is for
Operating lease term	36 months	36 months
Lease expiration date	Aug. 20, 2022	Aug. 20, 2022
Lease option to extend term	option to extend for an additional 36 months	option to extend for an additional 36 months
Monthly rent payments	$ 14	₪ 45,000